NOTE 3 –PREPAID EXPENSES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Prepaid Expense, Current	$ 2,333		$ 13,566	$ 11,024
Increase (Decrease) in Prepaid Expense	$ (11,233)	$ (9,024)	2,542	$ (10,946)
O T C Markets [Member]
Increase (Decrease) in Prepaid Expense			$ 12,833